INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets
	Estimated	June 30,	December 31,
	Useful Lives	2019	2018

Customer lists	3 years	$1,604,341	$1,604,341
Patents	3 years	1,818,740	1,818,740
Less: accumulated amortization		(713,142)	(142,628)
Intangible assets, net		$2,709,939	$3,280,453

	Estimated	December 31,	December 31,
	Useful Lives	2018	2017

Customer lists	3 years	$1,604,341	$-
Patents	3 years	1,818,740
Less: accumulated amortization		(142,628)	-
Intangible assets, net		$3,280,453	$-